EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2019
EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS
EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS

9.    EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS

	December 31,	December 31,
	2018	2019
Equity investments designated at fair value through other comprehensive income
Listed equity investments, at fair value
Dongxing securities Co., Ltd.(東興證券)	6,441	8,853

	6,441	8,853

Unlisted equity investments
Sanmenxia Dachang Mining Co., Ltd. (三門峽達昌礦業有限公司)	20,926	20,905
Inner Mongolia Ganqimaodu Port Development Co., Ltd. (內蒙古甘其毛都港務發展股份有限公司)	18,010	30,410
Yinchuan Economic and Technological Development Zone Investment Holding Co., Ltd. (銀川經濟技術開發區投資控股有限公司)	19,306	20,000
China Color International Alumina Development Co., Ltd. (中色國際氧化鋁開發有限公司)	9,000	6,614
Luoyang Jianyuan Mining Co., Ltd. (洛陽建元礦業有限公司)	4,948	4,960
Ningxia Ningdian Logistics Transportation Co., Ltd. (寧夏寧電物流運輸有限公司)	1,194	1,640
Chinalco Innovative Development Investment Company Limited (“Chinalco Innovative”) (中鋁創投)	—	365,681
Size Industry Investment Fund (Note)	1,650,000	1,653,251
Fangchenggang Chisha Pier Co., Ltd. (防城港赤沙碼頭有限公司)	—	700
Xingxian Shengxing Highway Investment Management Co., Ltd. (興縣盛興公路投資管理有限公司)	—	126,237

	1,723,384	2,230,398

	1,729,825	2,239,251

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.

Note:

Included in the unlisted investments is mainly the equity investment in Size Industry Investment Fund. In 2017, the Company entered into a series of agreements with Bank of Communications International Trust Co., Ltd. (“BOCOMMTRUST”) (交銀國際信託有限公司), Bocommtrust Asset Management Co., Ltd.* (“Bocommtrust Asset”) ( 交銀國信資產管理有限公司), a subsidiary of BOCOMMTRUST, and Chinalco Jianxin Investment Fund Management (Beijing) Company Limited* (“Chinalco Jianxin”) (中鋁建信投資基金管理（北京）有限公司) to establish Beijing Chalco Bocom Size (“Size Industry Investment Fund“) (北京中鋁交銀四則產業投資基金管理合夥企業（有限合夥)). According to these agreements, BOCOMMTRUST acted as the prioritised limited partner and the Company as the secondary limited partner of Size Industry Investment Fund, with the maximum amount of capital contribution of RMB6,700 million and RMB3,300 million, respectively. Bocommtrust Asset and Chinalco Jianxin are the general partner and the manager of Size Industry Investment Fund, respectively. The purpose of Size Industry Investment Fund is to invest in the Company’s subsidiaries, associates or joint ventures in the form of debt financing.

As at December 31, 2019, Size Industry Investment Fund made four investments in three of the Company’s associates and one of the Company’s joint ventures amounting to RMB5,000 million in the form of debt. The Company and BOCOMMTRUST contributed capital of RMB1,650 million and RMB3,350 million to Size Industry Investment Fund, respectively.

Because the variable return of Size Industry Investment Fund depends on the selection of investment targets, the timing and size of the investment fund and the rate of return, which are all determined by BOCOMMTRUST under its full authority, the directors of the Company are of the opinion that the Company did not have control or joint control over, or significant influence over Size Industry Investment Fund. Therefore, the Company’s investment in Size Industry Investment Fund was accounted for as an equity investment designated at fair value through other comprehensive income.

*   The English names represent the best effort made by management of the Group in translating the Chinese names of the Companies as the companies do not have any official English names.